Employee Benefit Plan, Description of Plan (Details) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Required Minimum Age To Participate In Plan	18 years
EBP, Participant Contribution Pretax Minimum Annual Compensation To Total Compensation Percentage	1.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	75.00%
EBP, Participant Contribution, Automatic, Deferral Rate	6.00%
EBP, Participant Additional Contribution Automatic Deferral Rate	1.00%
EBP, Participant Contribution Maximum Automatic Deferral Rate	10.00%
EBP, Employer Contribution, Matching Percentage	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	4.00%
EBP, Additional Employer Contribution Matching Percentage	50.00%
EBP, Additional Employer Contribution Participant Compensation Matched Percentage	2.00%
EBP, Employer Contribution Maximum Participant Compensation Matched Percentage	5.00%
EBP, Employer Contribution Vesting Service Period	2 years
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	$ 579,939
EBP, Forfeited Nonvested Account	$ 33,917	$ 66,554
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Participant Loan Basis Spread On Variable Rate	1.00%
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%	3.25%
EBP, Participant Maximum Loan Interest Rate	9.50%	9.50%
EBP, Note Receivable From Participant Maximum Borrowing Term	5 years
EBP, Note Receivable From Participant Principal Residence Maximum Borrowing Term	10 years
EBP, Required Minimum Distributions Commencement Age	73 years
EBP, Lump Sum Payable Margin On Termination	$ 7,000